BANCREEK INTERNATIONAL LARGE CAP ETF

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Common Stocks — 99.6%	Shares	Fair Value
Australia — 6.0%
Consumer Discretionary — 2.8%
JB Hi-Fi Ltd.	37,857	$ 2,215,773

Industrials — 3.2%
Brambles Ltd.	142,012	2,538,224

Total Australia		4,753,997

Canada — 10.3%
Consumer Staples — 6.8%
Dollarama, Inc.	21,774	3,206,111
Loblaw Companies Ltd.	46,814	2,170,020
		5,376,131
Industrials — 3.5%
Element Fleet Management Corporation	116,741	2,781,035

Total Canada		8,157,166

France — 10.4%
Consumer Staples — 2.9%
Danone S.A.	27,036	2,318,758

Industrials — 4.3%
Safran S.A.	8,345	3,349,981

Utilities — 3.2%
Engie S.A.	74,136	2,532,297

Total France		8,201,036

Germany — 9.3%
Communication Services — 3.4%
Deutsche Telekom A.G.	65,976	2,655,523

Financials — 2.8%
Talanx A.G.	17,464	2,206,300

Materials — 3.1%
Heidelberg Materials A.G.	11,015	2,465,162

Total Germany		7,326,985

Italy — 5.7%
Financials — 2.5%
Banca Mediolanum SpA	93,972	2,023,767

Materials — 3.2%
SOL SpA	41,307	2,516,578

Total Italy		4,540,345

Japan — 10.9%
Consumer Discretionary — 4.4%
Sanwa Holdings Corporation	129,900	3,439,594

Industrials — 6.5%
Kandenko Company Ltd.	60,000	2,684,772
Common Stocks — 99.6% (continued)	Shares	Fair Value
Japan — 10.9% (continued)
Industrials — 6.5% - continued
Takasago Thermal Engineering Company Ltd.	74,400	$ 2,497,076
		5,181,848

Total Japan		8,621,442

Singapore — 10.0%
Financials — 2.8%
DBS Group Holdings Ltd.	48,295	2,180,978

Industrials — 7.2%
Keppel Ltd.	261,876	2,708,098
Singapore Technologies Engineering Ltd.	382,154	3,012,275
		5,720,373

Total Singapore		7,901,351

Spain — 13.6%
Consumer Discretionary — 3.9%
Industria de Diseno Textil S.A.	46,265	3,103,780

Industrials — 6.1%
ACS Actividades de Construccion y Servicios S.A.	19,711	2,550,682
Aena SME S.A. 144A(a)	71,514	2,251,911
		4,802,593
Technology — 3.6%
Indra Sistemas S.A.	38,293	2,837,071

Total Spain		10,743,444

Switzerland — 16.6%
Consumer Staples — 4.4%
Coca-Cola HBC A.G.	53,730	3,474,607

Financials — 2.7%
EFG International A.G.	87,449	2,146,853

Health Care — 3.2%
Novartis A.G.	14,889	2,526,513

Industrials — 3.0%
ABB Ltd.	25,577	2,388,583

Materials — 3.3%
Holcim A.G.	28,262	2,604,786

Total Switzerland		13,141,342

BANCREEK INTERNATIONAL LARGE CAP ETF

SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

February 28, 2026

Common Stocks — 99.6% (continued)	Shares	Fair Value
United Kingdom — 6.8%
Consumer Staples — 3.9%
Imperial Brands plc	69,147	$ 3,091,070

Financials — 2.9%
3i Group PLC	50,455	2,253,448

Total United Kingdom		5,344,518

Total Common Stocks
(Cost $73,709,647)		78,731,626

Total Investments — 99.6%
(Cost $73,709,647)		78,731,626

Other Assets in Excess of Liabilities — 0.4%		329,733

Total Net Assets — 100.0%		$ 79,061,359

AB	- Aktiebolag
A.G.	- Aktiengesellschaft
LTD	- Limited Company
PLC	- Public Limited Company
S.A.	- Société Anonyme
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2026 the total market value of 144A securities is $2,251,911 or 2.8% of net assets.